5. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Details) - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Details
Trade receivables		$ 425,284	$ 668,917
GST receivable		24,995	48,242
Employee advances		158	2,246
Accounts receivable	[1]	$ 450,437	$ 719,405

[1]	Note 5.